Other Income (Expenses), Net - Schedule of Other Income (Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	$ (18,482)	$ 267	$ (318)
Loss of Jinghong Dispute (see Note 24 for more details of Jinghong Dispute) [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	(22,971)
Write-off / Settlement of Long-Outstanding Receivables and Payable [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	(1,418)	386	62
Individual Income Tax Surcharge Due to Delayed Payroll Payments [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	(494)	(1,498)
Gains (Expenses) Incurred Resulting From Discrepancies in the Enforcement Payments [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	4,679	1,394	(439)
Government Subsidies [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	1,590
Gain from dissolution of a subsidiary (see Note 17 for more details) [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	90
Other [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	$ 42	$ (15)	$ 59